Marketable Securities (Schedule Of Marketable Securities With Contractual Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	$ 13,902	$ 10,374
Gross unrealized losses, less than one year	(4)	(50)
Gross unrealized gains, less than one year	106	10
Market Value, less than one year	14,004	10,334
Amortized cost, over one year through three years	68,951	51,709
Gross unrealized losses, over one year through three years	(3)	(673)
Gross unrealized gains, over one through three years	1,635	237
Market Value, over one year through three years	70,583	51,273
Amortized cost, greater than three years	49,494	52,558
Gross unrealized losses, greater than three years	(140)	(1,555)
Gross unrealized gains, greater than three years	1,177	368
Market value, greater than three years	50,531	51,371
Foreign Banks And Government Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	8,312	6,162
Gross unrealized losses, less than one year	(4)	(46)
Gross unrealized gains, less than one year	36	7
Market Value, less than one year	8,344	6,123
Amortized cost, over one year through three years	49,673	34,989
Gross unrealized losses, over one year through three years	(3)	(645)
Gross unrealized gains, over one through three years	1,233	33
Market Value, over one year through three years	50,903	34,377
Amortized cost, greater than three years	27,287	33,623
Gross unrealized losses, greater than three years	(38)	(1,426)
Gross unrealized gains, greater than three years	813	85
Market value, greater than three years	28,062	32,282
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, less than one year	5,590	4,212
Gross unrealized losses, less than one year		(4)
Gross unrealized gains, less than one year	70	3
Market Value, less than one year	5,660	4,211
Amortized cost, over one year through three years	19,278	16,720
Gross unrealized losses, over one year through three years		(28)
Gross unrealized gains, over one through three years	402	204
Market Value, over one year through three years	19,680	16,896
Amortized cost, greater than three years	22,207	18,935
Gross unrealized losses, greater than three years	(102)	(129)
Gross unrealized gains, greater than three years	364	283
Market value, greater than three years	$ 22,469	$ 19,089